UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended September 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Arthur D. Charpentier

Address:  520 White Plains Road
          Suite 500
          Tarrytown, New York 10591

13F File Number:  28-6794

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Arthur D. Charpentier
Title:
Phone:    (914) 467-5285

Signature, Place and Date of Signing:


/S/ Arthur D. Charpentier      Tarrytown, New York            November 11, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                     [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  11

Form 13F Information Table Value Total:  $59,620
                                         (thousands)

List of Other Included Managers:         None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                           FORM 13F INFORMATION TABLE

                                                              FORM 13F                                                (SEC USE ONLY)
                                                        Arthur D. Charpentier

9/30/05
Item 1:                             Item 2:       Item 3:        Item 4:    Item 5:       Item 6:     Item 7:          Item 8:

                                                                                                                   Voting Authority
                                                                  Fair                                                 (shares)
                                                                  Mkt      Shares or                               (a)     (b)  (c)
Name of Issuer                  Title of Class     CUSIP          Value    Principal     Investment   Managers    Sole   Shared None
                                                   Number                     Amt        Discretion     See
                                                                                                      Instr. V
------------------------------------------------------------------------------------------------------------------------------------
C.H. Robinson Worldwide, Inc.         com        12541W100        5,566     86,800          sole                  86,800
Capital One Finl Corp.                com        14040H105       19,880     250,000         sole                 250,000
Certegy Inc.                          com        156880106        2,670     66,720          sole                  66,720
Global Pmts Inc                       com        37940X102        3,132     40,300          sole                  40,300
Johnson & Johnson                     com        478160104        3,480     55,000          sole                  55,000
MBNA Corp                             com        55262L100        1,478     60,000          sole                  60,000
Merck & Co. Inc                       com        589331107        2,721     100,000         sole                 100,000
Scientific Learning Corp              com        808760102        2,574     485,841         sole                 485,841
Servicemaster Co                      com        81760N109        2,031     150,000         sole                 150,000
Surmodics Inc.                        com        868873100        6,964     180,000         sole                 180,000
Wal Mart Stores Inc                   com        931142103        8,764     200,000         sole                 200,000
COLUMN TOTAL                                                     59,260

00429.0001 #615560